UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-7205

Variable Insurance Products Fund III

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Balanced Portfolio

March 31, 2017

VIPBAL-QTLY-0517
1.799884.113

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 63.9%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.7%
Tesla, Inc. (a)	88,138	$24,528,805
Diversified Consumer Services - 0.4%
ServiceMaster Global Holdings, Inc. (a)	347,275	14,498,731
Hotels, Restaurants & Leisure - 0.7%
Darden Restaurants, Inc.	24,900	2,083,383
Hilton Grand Vacations, Inc. (a)	45,820	1,313,201
Hilton, Inc.	52,417	3,064,298
Las Vegas Sands Corp.	23,595	1,346,567
Marriott International, Inc. Class A	46,391	4,369,104
Park Hotels & Resorts, Inc.	99,155	2,545,309
Starbucks Corp.	112,890	6,591,647
U.S. Foods Holding Corp.	40,100	1,121,998
Wyndham Worldwide Corp.	32,467	2,736,643
		25,172,150
Internet & Direct Marketing Retail - 1.4%
Amazon.com, Inc. (a)	54,410	48,236,641
JD.com, Inc. sponsored ADR (a)	30,400	945,744
		49,182,385
Leisure Products - 0.2%
Hasbro, Inc.	16,200	1,617,084
Mattel, Inc.	141,900	3,634,059
		5,251,143
Media - 2.4%
CBS Corp. Class B	53,600	3,717,696
Charter Communications, Inc. Class A (a)	64,064	20,969,428
Comcast Corp. Class A	326,190	12,261,482
DISH Network Corp. Class A (a)	14,700	933,303
Interpublic Group of Companies, Inc.	171,900	4,223,583
Manchester United PLC	107,600	1,818,440
MDC Partners, Inc. Class A	391,321	3,678,417
The Walt Disney Co.	260,100	29,492,739
Time Warner, Inc.	78,424	7,662,809
		84,757,897
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	163,600	12,836,056
Specialty Retail - 1.9%
Home Depot, Inc.	205,808	30,218,789
L Brands, Inc.	196,694	9,264,287
O'Reilly Automotive, Inc. (a)	22,700	6,125,368
Ross Stores, Inc.	117,343	7,729,383
TJX Companies, Inc.	175,340	13,865,887
		67,203,714
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc. Class B	351,530	19,590,767
VF Corp.	84,800	4,661,456
		24,252,223

TOTAL CONSUMER DISCRETIONARY		307,683,104

CONSUMER STAPLES - 5.9%
Beverages - 1.4%
Anheuser-Busch InBev SA NV	52,800	5,785,574
Coca-Cola European Partners PLC	19,059	718,334
Constellation Brands, Inc. Class A (sub. vtg.)	50,800	8,233,156
Monster Beverage Corp. (a)	155,155	7,163,506
The Coca-Cola Co.	638,186	27,084,614
		48,985,184
Food & Staples Retailing - 1.1%
CVS Health Corp.	260,880	20,479,080
Kroger Co.	446,569	13,169,320
Rite Aid Corp. (a)	220,200	935,850
Walgreens Boots Alliance, Inc.	54,820	4,552,801
		39,137,051
Food Products - 0.4%
Bunge Ltd.	60,900	4,826,934
Mondelez International, Inc.	50,100	2,158,308
The Hain Celestial Group, Inc. (a)	73,800	2,745,360
TreeHouse Foods, Inc. (a)	49,500	4,190,670
		13,921,272
Household Products - 0.5%
Colgate-Palmolive Co.	220,944	16,170,891
Personal Products - 0.5%
Avon Products, Inc. (a)	200,400	881,760
Coty, Inc. Class A	301,104	5,459,016
Estee Lauder Companies, Inc. Class A	125,192	10,615,030
Unilever NV (Certificaten Van Aandelen) (Bearer)	23,100	1,146,895
		18,102,701
Tobacco - 2.0%
Altria Group, Inc.	114,008	8,142,451
British American Tobacco PLC sponsored ADR(b)	352,594	23,384,034
Philip Morris International, Inc.	249,056	28,118,422
Reynolds American, Inc.	182,957	11,529,950
		71,174,857

TOTAL CONSUMER STAPLES		207,491,956

ENERGY - 4.5%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	136,900	8,189,358
Dril-Quip, Inc. (a)	34,500	1,881,975
Oceaneering International, Inc.	47,700	1,291,716
Schlumberger Ltd.	213,100	16,643,110
		28,006,159
Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp.	195,549	12,124,038
Black Stone Minerals LP	93,448	1,542,826
Cabot Oil & Gas Corp.	172,660	4,128,301
Callon Petroleum Co. (a)	116,300	1,530,508
Centennial Resource Development, Inc.:
Class A (c)	81,400	1,483,922
Class A (c)	72,000	1,246,932
Chevron Corp.	106,000	11,381,220
Cimarex Energy Co.	43,285	5,172,125
ConocoPhillips Co.	320,200	15,968,374
Devon Energy Corp.	140,800	5,874,176
EOG Resources, Inc.	82,600	8,057,630
Extraction Oil & Gas, Inc.	70,013	1,298,741
Exxon Mobil Corp.	237,000	19,436,370
Newfield Exploration Co. (a)	123,400	4,554,694
Parsley Energy, Inc. Class A (a)	118,700	3,858,937
PDC Energy, Inc. (a)	39,600	2,469,060
Phillips 66 Co.	96,926	7,678,478
Pioneer Natural Resources Co.	42,100	7,840,283
PrairieSky Royalty Ltd.	138,834	2,929,415
SM Energy Co.	85,500	2,053,710
Suncor Energy, Inc.	319,980	9,824,253
		130,453,993

TOTAL ENERGY		158,460,152

FINANCIALS - 9.8%
Banks - 3.9%
Bank of America Corp.	1,467,987	34,629,813
Citigroup, Inc.	690,954	41,332,868
Huntington Bancshares, Inc.	1,632,438	21,858,345
JPMorgan Chase & Co.	252,700	22,197,168
PNC Financial Services Group, Inc.	138,700	16,677,288
Synovus Financial Corp.	35,742	1,466,137
		138,161,619
Capital Markets - 2.0%
BlackRock, Inc. Class A	38,372	14,716,046
CBOE Holdings, Inc.	64,025	5,190,507
CME Group, Inc.	30,100	3,575,880
E*TRADE Financial Corp. (a)	226,300	7,895,607
Goldman Sachs Group, Inc.	68,800	15,804,736
IntercontinentalExchange, Inc.	173,100	10,363,497
Legg Mason, Inc.	34,900	1,260,239
Northern Trust Corp.	121,800	10,545,444
Oaktree Capital Group LLC Class A	6,982	316,285
		69,668,241
Consumer Finance - 1.6%
Capital One Financial Corp.	456,131	39,528,312
Imperial Holdings, Inc. warrants 4/11/19 (a)	6,565	0
OneMain Holdings, Inc. (a)	204,200	5,074,370
SLM Corp. (a)	495,452	5,994,969
Synchrony Financial	117,300	4,023,390
		54,621,041
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc.:
Class A (a)	17	4,247,450
Class B (a)	77,600	12,934,368
Extraction Oil & Gas, Inc. (c)	76,712	1,423,008
KBC Ancora (a)	38,000	1,690,451
Kimbell Royalty Partners LP	50,900	992,550
On Deck Capital, Inc. (a)	65,000	327,600
PICO Holdings, Inc. (a)	40,108	561,512
PICO Holdings, Inc. (a)	8,460	118,440
		22,295,379
Insurance - 1.6%
American International Group, Inc.	152,900	9,545,547
Chubb Ltd.	87,730	11,953,213
Marsh & McLennan Companies, Inc.	187,233	13,834,646
The Travelers Companies, Inc.	147,700	17,803,758
Unum Group	55,700	2,611,773
WMI Holdings Corp. (a)	57	83
		55,749,020
Mortgage Real Estate Investment Trusts - 0.1%
Altisource Residential Corp. Class B	225,600	3,440,400
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	101,600	1

TOTAL FINANCIALS		343,935,701

HEALTH CARE - 8.8%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	78,850	9,559,774
Amgen, Inc.	190,109	31,191,184
Biogen, Inc. (a)	50,291	13,750,565
Celgene Corp. (a)	71,100	8,846,973
Grifols SA ADR	27,120	511,890
Regeneron Pharmaceuticals, Inc. (a)	10,900	4,223,859
Shire PLC sponsored ADR	40,600	7,073,738
Vertex Pharmaceuticals, Inc. (a)	96,900	10,596,015
		85,753,998
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	225,800	10,027,778
Boston Scientific Corp. (a)	763,780	18,995,209
Edwards Lifesciences Corp. (a)	10,500	987,735
Intuitive Surgical, Inc. (a)	14,800	11,343,756
Medtronic PLC	271,856	21,900,719
Wright Medical Group NV (a)	127,300	3,961,576
		67,216,773
Health Care Providers & Services - 2.0%
Cardinal Health, Inc.	108,400	8,840,020
Cigna Corp.	33,500	4,907,415
Henry Schein, Inc. (a)	46,824	7,958,675
Humana, Inc.	46,900	9,667,966
UnitedHealth Group, Inc.	180,000	29,521,800
Universal Health Services, Inc. Class B	66,800	8,313,260
		69,209,136
Health Care Technology - 0.4%
Cerner Corp. (a)	86,700	5,102,295
Medidata Solutions, Inc. (a)	125,625	7,247,306
		12,349,601
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	167,500	8,855,725
Thermo Fisher Scientific, Inc.	60,717	9,326,131
		18,181,856
Pharmaceuticals - 1.6%
Allergan PLC	103,623	24,757,607
Bristol-Myers Squibb Co.	249,960	13,592,825
GlaxoSmithKline PLC sponsored ADR	267,200	11,265,152
Merck & Co., Inc.	110,000	6,989,400
		56,604,984

TOTAL HEALTH CARE		309,316,348

INDUSTRIALS - 5.9%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	4,300	1,150,680
Northrop Grumman Corp.	46,100	10,964,424
Raytheon Co.	67,800	10,339,500
United Technologies Corp.	56,500	6,339,865
		28,794,469
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	59,697	6,405,488
Airlines - 0.9%
American Airlines Group, Inc.	580,500	24,555,150
Southwest Airlines Co.	164,800	8,859,648
		33,414,798
Building Products - 0.3%
Allegion PLC	141,716	10,727,901
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	33,500	2,776,815
Waste Management, Inc.	24,800	1,808,416
		4,585,231
Construction & Engineering - 0.4%
Chicago Bridge & Iron Co. NV	190,199	5,848,619
Fluor Corp.	153,947	8,100,691
		13,949,310
Electrical Equipment - 1.3%
AMETEK, Inc.	335,109	18,122,695
Fortive Corp.	223,375	13,451,643
Sensata Technologies Holding BV (a)	227,300	9,926,191
Sunrun, Inc. (a)(b)	742,390	4,008,906
		45,509,435
Industrial Conglomerates - 1.0%
General Electric Co.	1,183,344	35,263,651
Honeywell International, Inc.	4,500	561,915
		35,825,566
Machinery - 0.3%
Caterpillar, Inc.	66,365	6,156,017
Deere & Co.	11,900	1,295,434
ProPetro Holding Corp. (a)	49,000	631,610
WABCO Holdings, Inc. (a)	8,300	974,586
		9,057,647
Road & Rail - 0.6%
CSX Corp.	438,000	20,388,900

TOTAL INDUSTRIALS		208,658,745

INFORMATION TECHNOLOGY - 13.0%
Electronic Equipment & Components - 0.7%
Jabil Circuit, Inc.	730,318	21,120,797
Largan Precision Co. Ltd.	18,000	2,832,593
Samsung SDI Co. Ltd.	17,585	2,171,959
		26,125,349
Internet Software & Services - 3.4%
2U, Inc. (a)	80,150	3,178,749
58.com, Inc. ADR (a)	179,429	6,349,992
Akamai Technologies, Inc. (a)	11,600	692,520
Alphabet, Inc. Class C (a)	68,149	56,533,684
Facebook, Inc. Class A (a)	252,104	35,811,373
Just Dial Ltd. (a)	111,750	908,938
New Relic, Inc. (a)	229,868	8,521,207
Shopify, Inc. Class A (a)	26,100	1,777,149
SPS Commerce, Inc. (a)	26,700	1,561,683
Velti PLC (a)(c)	284,296	1,023
Yahoo!, Inc. (a)	63,900	2,965,599
		118,301,917
IT Services - 0.1%
Cognizant Technology Solutions Corp. Class A (a)	44,366	2,640,664
Travelport Worldwide Ltd.	127,823	1,504,477
		4,145,141
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	21,900	1,794,705
ASML Holding NV	7,800	1,035,840
Broadcom Ltd.	19,100	4,182,136
Cavium, Inc. (a)	30,400	2,178,464
M/A-COM Technology Solutions Holdings, Inc. (a)	3,300	159,390
Marvell Technology Group Ltd.	183,000	2,792,580
Mellanox Technologies Ltd. (a)	18,600	947,670
Micron Technology, Inc.(a)	222,400	6,427,360
NVIDIA Corp.	56,600	6,165,438
Qorvo, Inc. (a)	317,565	21,772,256
Qualcomm, Inc.	211,608	12,133,603
Semtech Corp. (a)	44,200	1,493,960
Siltronic AG (a)	85,831	5,717,288
Skyworks Solutions, Inc.	24,600	2,410,308
SolarEdge Technologies, Inc. (a)	68,800	1,073,280
		70,284,278
Software - 3.7%
Activision Blizzard, Inc.	123,367	6,151,079
Adobe Systems, Inc. (a)	30,531	3,972,999
Autodesk, Inc. (a)	689,259	59,600,226
Citrix Systems, Inc. (a)	7,900	658,781
HubSpot, Inc. (a)	64,210	3,887,916
Microsoft Corp.	443,700	29,222,082
Parametric Technology Corp. (a)	112,000	5,885,600
Paycom Software, Inc. (a)	57,300	3,295,323
RealPage, Inc. (a)	26,800	935,320
Salesforce.com, Inc. (a)	134,300	11,078,407
Zendesk, Inc. (a)	200,172	5,612,823
		130,300,556
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	619,912	89,056,559
HP, Inc.	680,300	12,163,764
Western Digital Corp.	74,800	6,173,244
		107,393,567

TOTAL INFORMATION TECHNOLOGY		456,550,808

MATERIALS - 1.8%
Chemicals - 1.2%
E.I. du Pont de Nemours & Co.	226,500	18,194,745
LyondellBasell Industries NV Class A	66,000	6,018,540
Monsanto Co.	49,500	5,603,400
Platform Specialty Products Corp. (a)	171,100	2,227,722
PPG Industries, Inc.	58,300	6,126,164
W.R. Grace & Co.	57,925	4,037,952
		42,208,523
Construction Materials - 0.1%
Eagle Materials, Inc.	40,950	3,977,883
Containers & Packaging - 0.3%
Ball Corp.	60,700	4,507,582
WestRock Co.	124,322	6,468,474
		10,976,056
Metals & Mining - 0.2%
Freeport-McMoRan, Inc. (a)	322,000	4,301,920

TOTAL MATERIALS		61,464,382

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	138,500	16,833,290
Boston Properties, Inc.	46,500	6,157,065
Colony NorthStar, Inc.	208,783	2,695,389
CoreSite Realty Corp.	15,000	1,350,750
Corporate Office Properties Trust (SBI)	40,100	1,327,310
Corrections Corp. of America	69,700	2,189,974
Equinix, Inc.	12,700	5,084,699
Extra Space Storage, Inc.	36,673	2,728,104
Gaming & Leisure Properties	18,400	614,928
Omega Healthcare Investors, Inc.	23,300	768,667
Outfront Media, Inc.	154,620	4,105,161
Prologis, Inc.	89,200	4,627,696
SBA Communications Corp. Class A (a)	19,000	2,287,030
Store Capital Corp.	370,800	8,854,704
Sun Communities, Inc.	4,800	385,584
VEREIT, Inc.	385,700	3,274,593
		63,284,944
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	86,206	2,999,107

TOTAL REAL ESTATE		66,284,051

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	687,071	28,547,800
CenturyLink, Inc.	62,900	1,482,553
Level 3 Communications, Inc. (a)	81,904	4,686,547
Verizon Communications, Inc.	234,072	11,411,010
Zayo Group Holdings, Inc. (a)	86,500	2,845,850
		48,973,760
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	53,631	3,464,026
Telephone & Data Systems, Inc.	20,961	555,676
		4,019,702

TOTAL TELECOMMUNICATION SERVICES		52,993,462

UTILITIES - 2.0%
Electric Utilities - 1.2%
Edison International	38,058	3,029,797
Exelon Corp.	230,600	8,296,988
FirstEnergy Corp.	89,000	2,831,980
NextEra Energy, Inc.	118,551	15,218,392
PG&E Corp.	143,850	9,545,886
PPL Corp.	77,350	2,892,117
		41,815,160
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	106,700	1,995,290
NRG Yield, Inc. Class C	99,702	1,764,725
Vivint Solar, Inc. (a)(b)	502,852	1,407,986
		5,168,001
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	43,400	1,196,538
Dominion Resources, Inc.	116,217	9,014,953
Sempra Energy	101,295	11,193,098
		21,404,589
Water Utilities - 0.0%
AquaVenture Holdings Ltd.	11,900	203,133

TOTAL UTILITIES		68,590,883

TOTAL COMMON STOCKS
(Cost $1,808,430,573)		2,241,429,592
	Principal Amount	Value

Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind
(Cost $938,365)	$1,452,000	726,000

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.5% to 0.75% 4/13/17 to 6/15/17 (d)
(Cost $2,187,468)	2,190,000	2,187,479
	Shares	Value

Fixed-Income Funds - 32.4%
Fidelity High Income Central Fund 2 (e)	782,237	$88,525,722
Fidelity VIP Investment Grade Central Fund (e)	10,034,182	1,046,464,813
TOTAL FIXED-INCOME FUNDS
(Cost $1,118,596,755)		1,134,990,535

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 0.84% (f)	130,630,424	130,656,551
Fidelity Securities Lending Cash Central Fund 0.84% (f)(g)	20,066,360	20,068,367
TOTAL MONEY MARKET FUNDS
(Cost $150,714,664)		150,724,918
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $3,080,867,825)		3,530,058,524
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(24,903,944)
NET ASSETS - 100%		$3,505,154,580

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
386 CME E-mini S&P 500 Index Contracts (United States)	June 2017	45,532,560	$(128,608)

The face value of futures purchased as a percentage of Net Assets is 1.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,154,885 or 0.1% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,037,699.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Centennial Resource Development, Inc. Class A	10/11/16 - 12/28/16	$1,860,880
Extraction Oil & Gas, Inc.	12/12/16	$1,399,994
Velti PLC	4/19/13	$426,444

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$196,753
Fidelity High Income Central Fund 2	1,395,977
Fidelity Securities Lending Cash Central Fund	92,804
Fidelity VIP Investment Grade Central Fund	7,062,920
Total	$8,748,454

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$85,572,854	$1,396,091	$--	$88,525,722	10.1%
Fidelity VIP Investment Grade Central Fund	958,344,998	86,983,185	--	1,046,464,813	20.5%
Total	$1,043,917,852	$88,379,276	$--	$1,134,990,535

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$307,683,104	$307,683,104	$--	$--
Consumer Staples	207,491,956	200,559,487	6,932,469	--
Energy	158,460,152	157,213,220	1,246,932	--
Financials	343,935,701	343,935,700	--	1
Health Care	309,316,348	309,316,348	--	--
Industrials	208,658,745	208,658,745	--	--
Information Technology	456,550,808	456,549,785	1,023	--
Materials	61,464,382	61,464,382	--	--
Real Estate	66,284,051	66,284,051	--	--
Telecommunication Services	52,993,462	52,993,462	--	--
Utilities	68,590,883	68,590,883	--	--
Corporate Bonds	726,000	--	726,000	--
U.S. Government and Government Agency Obligations	2,187,479	--	2,187,479	--
Fixed-Income Funds	1,134,990,535	1,134,990,535	--	--
Money Market Funds	150,724,918	150,724,918	--	--
Total Investments in Securities:	$3,530,058,524	$3,518,964,620	$11,093,903	$1
Derivative Instruments:
Liabilities
Futures Contracts	$(128,608)	$(128,608)	$--	$--
Total Liabilities	$(128,608)	$(128,608)	$--	$--
Total Derivative Instruments:	$(128,608)	$(128,608)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $3,096,693,894. Net unrealized appreciation aggregated $433,364,630, of which $491,788,964 related to appreciated investment securities and $58,424,334 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Dynamic Capital Appreciation Portfolio

March 31, 2017

VIPDCA-QTLY-0517
1.799855.113

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 21.8%
Auto Components - 0.2%
The Goodyear Tire & Rubber Co.	7,200	$259,200
Diversified Consumer Services - 0.2%
DeVry, Inc.	9,320	330,394
Hotels, Restaurants & Leisure - 6.3%
Dalata Hotel Group PLC (a)	217,540	1,037,360
Las Vegas Sands Corp.	104,371	5,956,453
Marriott International, Inc. Class A	4,800	452,064
Whitbread PLC	26,000	1,289,334
Wyndham Worldwide Corp.	10,100	851,329
		9,586,540
Household Durables - 0.8%
CalAtlantic Group, Inc.	1,100	41,195
D.R. Horton, Inc.	21,800	726,158
PulteGroup, Inc.	5,100	120,105
TRI Pointe Homes, Inc. (a)	31,600	396,264
		1,283,722
Internet & Direct Marketing Retail - 1.4%
Amazon.com, Inc. (a)	1,400	1,241,156
Priceline Group, Inc. (a)	500	889,985
		2,131,141
Media - 7.6%
Altice NV Class A (a)	127,667	2,888,018
Charter Communications, Inc. Class A (a)	8,677	2,840,156
Discovery Communications, Inc. Class A (a)	13,100	381,079
Havas SA	54,523	485,679
Interpublic Group of Companies, Inc.	55,000	1,351,350
ITV PLC	530,000	1,453,577
Liberty Global PLC:
Class A (a)	2,200	78,914
LiLAC Class C (a)	3,200	73,728
Scripps Networks Interactive, Inc. Class A	6,600	517,242
The Walt Disney Co.	9,824	1,113,943
Viacom, Inc. Class B (non-vtg.)	8,600	400,932
		11,584,618
Multiline Retail - 2.9%
B&M European Value Retail S.A.	43,226	162,149
Dollar General Corp.	30,000	2,091,900
JC Penney Corp., Inc. (a)(b)	293,600	1,808,576
Macy's, Inc.	13,400	397,176
		4,459,801
Specialty Retail - 2.4%
AutoZone, Inc. (a)	1,600	1,156,880
Home Depot, Inc.	17,381	2,552,052
		3,708,932

TOTAL CONSUMER DISCRETIONARY		33,344,348

CONSUMER STAPLES - 2.0%
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	5,584	936,381
Personal Products - 0.3%
Unilever NV (Certificaten Van Aandelen) (Bearer)	10,100	501,456
Tobacco - 1.1%
Altria Group, Inc.	15,600	1,114,152
Imperial Tobacco Group PLC	10,742	520,446
		1,634,598

TOTAL CONSUMER STAPLES		3,072,435

ENERGY - 6.0%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	33,615	2,010,849
Ensco PLC Class A	114,100	1,021,195
U.S. Silica Holdings, Inc.	6,500	311,935
		3,343,979
Oil, Gas & Consumable Fuels - 3.8%
ConocoPhillips Co.	42,700	2,129,449
Marathon Oil Corp.	111,935	1,768,573
Southwestern Energy Co. (a)	124,579	1,017,810
Suncor Energy, Inc.	33,300	1,022,400
		5,938,232

TOTAL ENERGY		9,282,211

FINANCIALS - 16.8%
Banks - 5.3%
Bank of America Corp.	122,943	2,900,225
PNC Financial Services Group, Inc.	10,854	1,305,085
Wells Fargo & Co.	70,350	3,915,681
		8,120,991
Capital Markets - 10.6%
CBOE Holdings, Inc.	10,936	886,582
Charles Schwab Corp.	13,108	534,937
CME Group, Inc.	43,184	5,130,259
Goldman Sachs Group, Inc.	15,920	3,657,142
Legg Mason, Inc.	23,000	830,530
Morgan Stanley	64,000	2,741,760
MSCI, Inc.	12,171	1,182,899
S&P Global, Inc.	10,000	1,307,400
		16,271,509
Consumer Finance - 0.9%
Capital One Financial Corp.	5,400	467,964
Discover Financial Services	6,100	417,179
Synchrony Financial	13,600	466,480
		1,351,623

TOTAL FINANCIALS		25,744,123

HEALTH CARE - 13.3%
Biotechnology - 9.6%
Alexion Pharmaceuticals, Inc. (a)	18,300	2,218,692
Amgen, Inc.	26,800	4,397,076
Celgene Corp. (a)	25,962	3,230,452
Regeneron Pharmaceuticals, Inc. (a)	4,400	1,705,044
Vertex Pharmaceuticals, Inc. (a)	29,200	3,193,020
		14,744,284
Health Care Equipment & Supplies - 0.8%
Danaher Corp.	7,500	641,475
Hologic, Inc. (a)	13,700	582,935
		1,224,410
Health Care Technology - 0.4%
Cerner Corp. (a)	8,631	507,934
Medidata Solutions, Inc. (a)	1,100	63,459
		571,393
Life Sciences Tools & Services - 0.2%
ICON PLC (a)	4,200	334,824
Pharmaceuticals - 2.3%
Jazz Pharmaceuticals PLC (a)	14,000	2,031,820
The Medicines Company (a)	30,000	1,467,000
		3,498,820

TOTAL HEALTH CARE		20,373,731

INDUSTRIALS - 10.7%
Aerospace & Defense - 0.7%
Raytheon Co.	2,600	396,500
The Boeing Co.	2,600	459,836
United Technologies Corp.	1,300	145,873
		1,002,209
Airlines - 0.9%
Air Canada (a)	84,400	875,828
Ryanair Holdings PLC sponsored ADR (a)	7,012	581,856
		1,457,684
Building Products - 0.4%
Kingspan Group PLC (Ireland)	21,500	685,907
Electrical Equipment - 0.9%
AMETEK, Inc.	7,600	411,008
Emerson Electric Co.	6,100	365,146
Rockwell Automation, Inc.	4,100	638,411
		1,414,565
Industrial Conglomerates - 0.3%
Honeywell International, Inc.	4,300	536,941
Machinery - 3.9%
Caterpillar, Inc.	4,300	398,868
Cummins, Inc.	5,000	756,000
Deere & Co.	5,800	631,388
Flowserve Corp.	19,100	924,822
Manitowoc Co., Inc. (a)	60,596	345,397
Nordson Corp.	1,679	206,248
PACCAR, Inc.	3,600	241,920
Parker Hannifin Corp.	4,600	737,472
Pentair PLC	26,700	1,676,226
		5,918,341
Marine - 0.6%
Irish Continental Group PLC unit	166,000	876,590
Professional Services - 0.3%
IHS Markit Ltd. (a)	7,000	293,650
Nielsen Holdings PLC	3,200	132,192
		425,842
Road & Rail - 1.0%
Norfolk Southern Corp.	11,400	1,276,458
Union Pacific Corp.	2,100	222,432
		1,498,890
Trading Companies & Distributors - 1.7%
GATX Corp. (b)	11,284	687,873
HD Supply Holdings, Inc. (a)	24,000	987,000
WESCO International, Inc. (a)	12,906	897,612
		2,572,485

TOTAL INDUSTRIALS		16,389,454

INFORMATION TECHNOLOGY - 20.8%
Electronic Equipment & Components - 0.5%
Cognex Corp.	2,200	184,690
Zebra Technologies Corp. Class A (a)	6,400	584,000
		768,690
Internet Software & Services - 3.1%
Alphabet, Inc. Class C (a)	3,100	2,571,636
Benefitfocus, Inc. (a)	1,300	36,335
Facebook, Inc. Class A (a)	14,611	2,075,493
		4,683,464
IT Services - 1.3%
PayPal Holdings, Inc. (a)	33,800	1,454,076
Visa, Inc. Class A	5,400	479,898
		1,933,974
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices, Inc. (a)	10,200	148,410
ASML Holding NV	8,308	1,103,302
Broadcom Ltd.	5,300	1,160,488
KLA-Tencor Corp.	16,258	1,545,648
Qorvo, Inc. (a)	8,600	589,616
Qualcomm, Inc.	8,432	483,491
Skyworks Solutions, Inc.	6,700	656,466
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	15,200	499,168
Texas Instruments, Inc.	25,000	2,014,000
		8,200,589
Software - 6.3%
Adobe Systems, Inc. (a)	37,000	4,814,810
Electronic Arts, Inc. (a)	22,485	2,012,857
Microsoft Corp.	39,000	2,568,540
Symantec Corp.	6,500	199,420
Take-Two Interactive Software, Inc. (a)	2,100	124,467
		9,720,094
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	44,419	6,381,237
NetApp, Inc.	3,100	129,735
		6,510,972

TOTAL INFORMATION TECHNOLOGY		31,817,783

MATERIALS - 6.7%
Chemicals - 3.2%
E.I. du Pont de Nemours & Co.	3,713	298,265
FMC Corp.	29,364	2,043,441
LyondellBasell Industries NV Class A	6,900	629,211
Potash Corp. of Saskatchewan, Inc.	13,000	222,100
Sherwin-Williams Co.	1,900	589,361
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	13,469	462,930
The Chemours Co. LLC	3,700	142,450
The Mosaic Co.	7,600	221,768
Tronox Ltd. Class A	5,700	105,165
Westlake Chemical Corp.	3,600	237,780
		4,952,471
Construction Materials - 0.4%
Eagle Materials, Inc.	5,600	543,984
Metals & Mining - 3.1%
ArcelorMittal SA Class A unit (a)	54,500	455,075
BHP Billiton PLC	32,419	500,028
First Quantum Minerals Ltd.	7,900	83,940
Freeport-McMoRan, Inc. (a)	100,000	1,336,000
Glencore Xstrata PLC	237,742	932,770
Rio Tinto PLC	36,500	1,469,770
		4,777,583

TOTAL MATERIALS		10,274,038

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Four Corners Property Trust, Inc.	600	13,698
TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
T-Mobile U.S., Inc. (a)	31,472	2,032,776
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Calpine Corp. (a)	6,500	71,825
TOTAL COMMON STOCKS
(Cost $126,743,961)		152,416,422

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.84% (c)	1,292,742	1,293,001
Fidelity Securities Lending Cash Central Fund 0.84% (c)(d)	2,190,447	2,190,666
TOTAL MONEY MARKET FUNDS
(Cost $3,483,473)		3,483,667
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $130,227,434)		155,900,089
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(2,663,753)
NET ASSETS - 100%		$153,236,336

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,331
Fidelity Securities Lending Cash Central Fund	4,130
Total	$6,461

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$33,344,348	$33,344,348	$--	$--
Consumer Staples	3,072,435	2,570,979	501,456	--
Energy	9,282,211	9,282,211	--	--
Financials	25,744,123	25,744,123	--	--
Health Care	20,373,731	20,373,731	--	--
Industrials	16,389,454	16,389,454	--	--
Information Technology	31,817,783	31,817,783	--	--
Materials	10,274,038	8,304,240	1,969,798	--
Real Estate	13,698	13,698	--	--
Telecommunication Services	2,032,776	2,032,776	--	--
Utilities	71,825	71,825	--	--
Money Market Funds	3,483,667	3,483,667	--	--
Total Investments in Securities:	$155,900,089	$153,428,835	$2,471,254	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017 the cost of investment securities for income tax purposes was $130,499,291. Net unrealized appreciation aggregated $25,400,798, of which $27,543,566 related to appreciated investment securities and $2,142,768 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth & Income Portfolio

March 31, 2017

VIPGI-QTLY-0517
1.799851.113

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
		Shares	Value
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.1%
Gentex Corp.		56,600	$1,207,278
Automobiles - 0.1%
General Motors Co.		13,323	471,101
Hotels, Restaurants & Leisure - 0.3%
Cedar Fair LP (depositary unit)		6,000	406,860
DineEquity, Inc.		6,800	370,056
Dunkin' Brands Group, Inc.		16,700	913,156
Las Vegas Sands Corp.		27,400	1,563,718
Wingstop, Inc.		20,300	574,084
			3,827,874
Leisure Products - 0.0%
NJOY, Inc. (a)(b)		95,072	1
Media - 4.8%
Comcast Corp. Class A (c)		651,762	24,499,734
Omnicom Group, Inc.		9,000	775,890
Scripps Networks Interactive, Inc. Class A (c)		72,355	5,670,461
Sinclair Broadcast Group, Inc. Class A		39,818	1,612,629
The Walt Disney Co.		69,900	7,925,961
Time Warner, Inc. (c)		150,549	14,710,143
Viacom, Inc. Class B (non-vtg.) (c)		101,500	4,731,930
			59,926,748
Multiline Retail - 0.8%
Dollar General Corp.		14,600	1,018,058
Target Corp.		168,977	9,325,841
			10,343,899
Specialty Retail - 1.6%
Foot Locker, Inc.		17,100	1,279,251
L Brands, Inc.		87,100	4,102,410
Lowe's Companies, Inc.		135,117	11,107,969
TJX Companies, Inc.		47,500	3,756,300
			20,245,930
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp.		29,800	1,638,106

TOTAL CONSUMER DISCRETIONARY			97,660,937

CONSUMER STAPLES - 7.2%
Beverages - 2.9%
Coca-Cola European Partners PLC		21,100	795,259
Cott Corp.		20,100	248,784
Diageo PLC		99,790	2,857,507
Dr. Pepper Snapple Group, Inc.		38,700	3,789,504
Molson Coors Brewing Co. Class B		85,600	8,192,776
PepsiCo, Inc.		28,043	3,136,890
The Coca-Cola Co.		408,653	17,343,233
			36,363,953
Food & Staples Retailing - 1.4%
Costco Wholesale Corp. (c)		17,700	2,968,113
CVS Health Corp.		111,464	8,749,924
Kroger Co.		209,700	6,184,053
			17,902,090
Food Products - 0.2%
B&G Foods, Inc. Class A		42,900	1,726,725
Hostess Brands, Inc. Class A (a)		55,479	880,452
			2,607,177
Household Products - 1.7%
Procter & Gamble Co.		233,850	21,011,423
Personal Products - 0.4%
Coty, Inc. Class A		115,000	2,084,950
Edgewell Personal Care Co. (a)		13,700	1,002,018
Unilever NV (NY Reg.)		50,300	2,498,904
			5,585,872
Tobacco - 0.6%
Altria Group, Inc.		106,500	7,606,230

TOTAL CONSUMER STAPLES			91,076,745

ENERGY - 12.4%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.		58,800	3,517,416
National Oilwell Varco, Inc.		103,200	4,137,288
Oceaneering International, Inc.		104,087	2,818,676
Schlumberger Ltd.		14,547	1,136,121
			11,609,501
Oil, Gas & Consumable Fuels - 11.5%
Anadarko Petroleum Corp.		37,700	2,337,400
Apache Corp.		212,000	10,894,680
Cabot Oil & Gas Corp.		204,700	4,894,377
Cenovus Energy, Inc.		496,224	5,615,800
Chevron Corp. (c)		195,018	20,939,083
ConocoPhillips Co.		470,000	23,438,900
Golar LNG Ltd.		96,900	2,706,417
Imperial Oil Ltd.		240,700	7,334,033
Kinder Morgan, Inc.		562,100	12,220,054
Legacy Reserves LP (a)		179,888	411,944
Plains All American Pipeline LP		7,000	221,270
PrairieSky Royalty Ltd.		96,409	2,034,242
Suncor Energy, Inc.		703,360	21,595,059
Teekay LNG Partners LP		76,500	1,342,575
The Williams Companies, Inc.		626,290	18,531,921
Williams Partners LP		254,505	10,391,439
			144,909,194

TOTAL ENERGY			156,518,695

FINANCIALS - 22.8%
Banks - 15.4%
Bank of America Corp. (c)		1,773,132	41,828,184
Citigroup, Inc. (c)		598,518	35,803,347
Comerica, Inc. (c)		70,600	4,841,748
Cullen/Frost Bankers, Inc.		4,800	427,056
JPMorgan Chase & Co. (c)		476,332	41,841,003
Lloyds Banking Group PLC		261,500	217,485
M&T Bank Corp.		43,900	6,792,647
PNC Financial Services Group, Inc.		79,372	9,543,689
Regions Financial Corp. (c)		343,100	4,985,243
SunTrust Banks, Inc. (c)		262,864	14,536,379
U.S. Bancorp		255,498	13,158,147
Wells Fargo & Co.		375,669	20,909,737
			194,884,665
Capital Markets - 6.8%
Apollo Global Management LLC Class A		103,300	2,512,256
CBOE Holdings, Inc.		51,400	4,166,998
Charles Schwab Corp.		202,484	8,263,372
Federated Investors, Inc. Class B (non-vtg.)		9,600	252,864
Goldman Sachs Group, Inc.		15,800	3,629,576
KKR & Co. LP		371,293	6,768,671
Morgan Stanley (c)		218,783	9,372,664
Northern Trust Corp. (c)		141,145	12,220,334
Oaktree Capital Group LLC Class A		43,900	1,988,670
S&P Global, Inc.		38,100	4,981,194
State Street Corp. (c)		282,479	22,488,153
The Blackstone Group LP		290,800	8,636,760
			85,281,512
Insurance - 0.4%
Marsh & McLennan Companies, Inc.		61,542	4,547,338
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. (a)		14,600	147,898
Radian Group, Inc.		172,350	3,095,406
			3,243,304

TOTAL FINANCIALS			287,956,819

HEALTH CARE - 12.7%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)		45,300	5,492,172
Amgen, Inc.		99,344	16,299,370
Biogen, Inc. (a)		15,100	4,128,642
Gilead Sciences, Inc.		70,100	4,761,192
Intercept Pharmaceuticals, Inc. (a)		8,345	943,820
Shire PLC sponsored ADR		17,800	3,101,294
Vertex Pharmaceuticals, Inc. (a)		9,500	1,038,825
			35,765,315
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories		29,297	1,301,080
Becton, Dickinson & Co.		3,500	642,040
Boston Scientific Corp. (a)		105,600	2,626,272
Medtronic PLC		154,985	12,485,592
Meridian Bioscience, Inc.		22,200	306,360
Steris PLC		17,600	1,222,496
Zimmer Biomet Holdings, Inc.		40,400	4,933,244
			23,517,084
Health Care Providers & Services - 2.2%
Aetna, Inc.		8,900	1,135,195
Anthem, Inc.		40,000	6,615,200
Cigna Corp.		42,600	6,240,474
Humana, Inc.		15,200	3,133,328
McKesson Corp.		43,888	6,506,835
Patterson Companies, Inc.		75,443	3,412,287
UnitedHealth Group, Inc.		8,700	1,426,887
			28,470,206
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.		95,200	5,033,224
Pharmaceuticals - 5.4%
Allergan PLC		7,500	1,791,900
AstraZeneca PLC sponsored ADR		64,800	2,017,872
Bayer AG		7,200	829,537
Bristol-Myers Squibb Co.		146,700	7,977,546
GlaxoSmithKline PLC sponsored ADR		483,394	20,379,891
Innoviva, Inc. (a)		43,800	605,754
Johnson & Johnson (c)		169,759	21,143,483
Novartis AG sponsored ADR		4,425	328,645
Sanofi SA		41,859	3,783,856
Teva Pharmaceutical Industries Ltd. sponsored ADR		279,003	8,953,206
			67,811,690

TOTAL HEALTH CARE			160,597,519

INDUSTRIALS - 11.3%
Aerospace & Defense - 2.2%
General Dynamics Corp.		17,700	3,313,440
Meggitt PLC		38,842	216,706
Rolls-Royce Holdings PLC		219,400	2,072,685
The Boeing Co. (c)		46,617	8,244,683
United Technologies Corp.		123,987	13,912,581
			27,760,095
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.		69,700	5,387,113
Expeditors International of Washington, Inc.		54,800	3,095,652
United Parcel Service, Inc. Class B		106,972	11,478,096
			19,960,861
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.		31,200	1,362,504
Ritchie Brothers Auctioneers, Inc.		5,700	187,607
			1,550,111
Construction & Engineering - 0.1%
Fluor Corp.		20,600	1,083,972
Electrical Equipment - 0.7%
Acuity Brands, Inc.		6,500	1,326,000
AMETEK, Inc.		59,000	3,190,720
Hubbell, Inc. Class B		32,679	3,923,114
			8,439,834
Industrial Conglomerates - 2.6%
General Electric Co.		1,097,950	32,718,910
Machinery - 0.8%
Burckhardt Compression Holding AG		2,070	560,563
Donaldson Co., Inc.		38,600	1,757,072
Flowserve Corp.		103,200	4,996,944
IMI PLC		12,600	188,333
Wabtec Corp.		30,200	2,355,600
			9,858,512
Professional Services - 0.3%
Intertrust NV		46,800	897,674
Nielsen Holdings PLC		49,700	2,053,107
Robert Half International, Inc.		17,900	874,057
			3,824,838
Road & Rail - 2.3%
CSX Corp. (c)		248,847	11,583,828
J.B. Hunt Transport Services, Inc. (c)		96,282	8,832,911
Norfolk Southern Corp. (c)		46,193	5,172,230
Union Pacific Corp.		33,300	3,527,136
			29,116,105
Trading Companies & Distributors - 0.6%
Fastenal Co.		34,100	1,756,150
Howden Joinery Group PLC		16,600	90,202
W.W. Grainger, Inc.		5,500	1,280,180
Watsco, Inc.		30,992	4,437,435
			7,563,967

TOTAL INDUSTRIALS			141,877,205

INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 1.7%
Cisco Systems, Inc. (c)		618,204	20,895,295
Electronic Equipment & Components - 0.1%
Philips Lighting NV		31,300	895,208
Internet Software & Services - 3.1%
Alphabet, Inc.:
Class A (a)		25,618	21,718,940
Class C (a)		20,683	17,157,789
			38,876,729
IT Services - 3.4%
Accenture PLC Class A		8,500	1,018,980
MasterCard, Inc. Class A (c)		84,010	9,448,605
Paychex, Inc.		210,531	12,400,276
Sabre Corp.		101,905	2,159,367
Unisys Corp. (a)		195,400	2,725,830
Visa, Inc. Class A		174,676	15,523,456
			43,276,514
Semiconductors & Semiconductor Equipment - 1.6%
Qualcomm, Inc.		361,561	20,731,908
Software - 3.5%
Microsoft Corp. (c)		661,313	43,554,071
Oracle Corp.		25,491	1,137,154
			44,691,225
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc. (c)		282,458	40,577,916
Western Digital Corp.		39,300	3,243,429
			43,821,345

TOTAL INFORMATION TECHNOLOGY			213,188,224

MATERIALS - 3.0%
Chemicals - 2.4%
CF Industries Holdings, Inc.		107,400	3,152,190
E.I. du Pont de Nemours & Co.		44,452	3,570,829
LyondellBasell Industries NV Class A		72,300	6,593,037
Monsanto Co.		77,919	8,820,431
Potash Corp. of Saskatchewan, Inc.		296,800	5,070,719
W.R. Grace & Co.		45,700	3,185,747
			30,392,953
Containers & Packaging - 0.6%
Ball Corp.		41,300	3,066,938
Graphic Packaging Holding Co.		13,100	168,597
WestRock Co.		69,000	3,590,070
			6,825,605
Metals & Mining - 0.0%
Reliance Steel & Aluminum Co.		3,000	240,060

TOTAL MATERIALS			37,458,618

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.		15,800	1,920,332
CoreSite Realty Corp.		7,100	639,355
Crown Castle International Corp.		57,300	5,411,985
First Potomac Realty Trust		8,800	90,464
Omega Healthcare Investors, Inc.		23,200	765,368
Public Storage		14,800	3,239,868
Sabra Health Care REIT, Inc.		30,600	854,658
			12,922,030
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.		241,880	11,791,650
UTILITIES - 1.0%
Electric Utilities - 1.0%
Exelon Corp.		311,600	11,211,368
PPL Corp.		27,500	1,028,225
			12,239,593
TOTAL COMMON STOCKS
(Cost $894,447,569)			1,223,288,035

Preferred Stocks - 1.0%
Convertible Preferred Stocks - 1.0%
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.8%
Alere, Inc. 3.00%		29,229	9,674,799
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Stericycle, Inc. 2.25%		35,500	2,520,855
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.00% (a)		11,300	663,875

TOTAL CONVERTIBLE PREFERRED STOCKS			12,859,529

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)		25,453,070	31,890
TOTAL PREFERRED STOCKS
(Cost $11,070,821)			12,891,419
		Principal Amount(d)	Value

Convertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.:
9.5% 4/15/19 pay-in-kind		716,000	358,000
10% 10/15/18 pay-in-kind (b)(e)		632,516	466,651
			824,651
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19 (f)	EUR	1,100,000	1,354,431
TOTAL CONVERTIBLE BONDS
(Cost $2,523,536)			2,179,082
		Shares	Value

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 0.84% (g)
(Cost $25,964,857)		25,960,790	25,965,982
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $934,006,783)			1,264,324,518
NET OTHER ASSETS (LIABILITIES) - (0.3)%			(3,178,524)
NET ASSETS - 100%			$1,261,145,994

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Apple, Inc.	4/21/17 - $130.00	311	$31,128	$(433,068)
Bank of America Corp.	4/21/17 - $26.00	1,681	40,343	(7,565)
Bank of America Corp.	5/19/17 - $27.00	1,728	93,311	(12,957)
Chevron Corp.	5/19/17 - $115.00	193	27,481	(5,308)
Cisco Systems, Inc.	5/19/17 - $36.00	612	14,080	(7,038)
Citigroup, Inc.	4/21/17 - $65.00	284	17,608	(1,562)
Citigroup, Inc.	5/19/17 - $65.00	282	29,891	(8,178)
Comcast Corp. Class A	4/21/17 - $38.75	930	41,386	(6,975)
Comcast Corp. Class A	5/19/17 - $38.75	646	32,973	(27,455)
Comerica, Inc.	4/21/17 - $72.50	139	23,650	(8,271)
Costco Wholesale Corp.	4/21/17 - $170.00	37	10,508	(4,218)
CSX Corp.	5/19/17 - $52.50	233	32,218	(6,291)
CSX Corp.	5/19/17 - $55.00	353	30,061	(3,883)
J.B. Hunt Transport Services, Inc.	5/19/17 - $105.00	88	18,517	(1,320)
Johnson & Johnson	5/19/17 - $130.00	167	13,193	(7,849)
JPMorgan Chase & Co.	5/19/17 - $95.00	456	76,155	(13,452)
MasterCard, Inc. Class A	4/21/17 - $115.00	82	13,458	(2,624)
Microsoft Corp.	5/19/17 - $67.50	326	30,969	(31,459)
Morgan Stanley	5/19/17 - $49.00	197	20,580	(2,167)
Norfolk Southern Corp.	6/16/17 - $130.00	88	27,500	(2,860)
Northern Trust Corp.	4/21/17 - $92.50	69	6,693	(1,208)
Regions Financial Corp.	5/19/17 - $17.00	563	13,036	(1,689)
Scripps Network Interactive, Inc. Class A	6/16/17 - $85.00	180	26,909	(17,550)
State Street Corp.	5/19/17 - $85.00	263	32,112	(22,618)
SunTrust Banks, Inc.	7/21/17 - $65.00	250	35,999	(7,625)
The Boeing Co.	5/19/17 - $185.00	84	38,387	(13,944)
The Boeing Co.	5/19/17 - $190.00	84	23,015	(6,426)
Time Warner, Inc.	4/21/17 - $97.50	335	68,675	(33,360)
Time Warner, Inc.	4/21/17 - $100.00	251	27,609	(5,020)
Viacom, Inc. Class B (non-vtg.)	4/21/17 - $47.50	205	4,793	(12,300)
TOTAL WRITTEN OPTIONS			$902,238	$(716,240)

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $466,652 or 0.0% of net assets.

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $54,735,197.

 (d) Principal amount is stated in United States dollars unless otherwise noted.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,354,431 or 0.1% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 10% 10/15/18 pay-in-kind	10/16/13 - 1/6/17	$632,516
NJOY, Inc.	2/14/14	$164,892

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$49,778
Fidelity Securities Lending Cash Central Fund	9,468
Total	$59,246

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$97,660,937	$97,660,936	$--	$1
Consumer Staples	91,076,745	88,219,238	2,857,507	--
Energy	156,518,695	156,518,695	--	--
Financials	287,956,819	287,739,334	217,485	--
Health Care	170,272,318	155,984,126	14,288,192	--
Industrials	144,429,950	139,836,410	4,593,540	--
Information Technology	213,188,224	213,188,224	--	--
Materials	37,458,618	37,458,618	--	--
Real Estate	12,922,030	12,922,030	--	--
Telecommunication Services	11,791,650	11,791,650	--	--
Utilities	12,903,468	12,903,468	--	--
Corporate Bonds	2,179,082	--	1,712,431	466,651
Money Market Funds	25,965,982	25,965,982	--	--
Total Investments in Securities:	$1,264,324,518	$1,240,188,711	$23,669,155	$466,652
Derivative Instruments:
Liabilities
Written Options	$(716,240)	$(682,880)	$(33,360)	$--
Total Liabilities	$(716,240)	$(682,880)	$(33,360)	$--
Total Derivative Instruments:	$(716,240)	$(682,880)	$(33,360)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $939,668,173. Net unrealized appreciation aggregated $324,656,345, of which $366,267,195 related to appreciated investment securities and $41,610,850 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth Opportunities Portfolio

March 31, 2017

VIPGRO-QTLY-0517
1.799866.113

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 15.6%
Automobiles - 3.2%
Tesla, Inc. (a)(b)	66,497	$18,506,115
Hotels, Restaurants & Leisure - 1.9%
Chipotle Mexican Grill, Inc. (a)	2,000	891,040
Starbucks Corp.	80,764	4,715,810
U.S. Foods Holding Corp.	183,865	5,144,543
		10,751,393
Household Durables - 0.4%
Newell Brands, Inc.	48,300	2,278,311
Internet & Direct Marketing Retail - 5.2%
Amazon.com, Inc. (a)	22,973	20,366,483
Expedia, Inc.	2,300	290,191
Groupon, Inc. (a)	377,300	1,482,789
Netflix, Inc. (a)	1,500	221,715
Priceline Group, Inc. (a)	1,050	1,868,969
Vipshop Holdings Ltd. ADR (a)	325,600	4,343,504
Wayfair LLC Class A (a)	29,500	1,194,455
		29,768,106
Media - 3.8%
Charter Communications, Inc. Class A (a)	45,763	14,979,145
Comcast Corp. Class A	125,878	4,731,754
Lions Gate Entertainment Corp.:
Class A	28,100	746,336
Class B (a)	28,100	685,078
The Walt Disney Co.	7,900	895,781
		22,038,094
Specialty Retail - 0.9%
Home Depot, Inc.	17,810	2,615,042
TJX Companies, Inc.	28,400	2,245,872
		4,860,914
Textiles, Apparel & Luxury Goods - 0.2%
lululemon athletica, Inc. (a)	24,472	1,269,363

TOTAL CONSUMER DISCRETIONARY		89,472,296

CONSUMER STAPLES - 6.3%
Beverages - 1.7%
Constellation Brands, Inc. Class A (sub. vtg.)	11,300	1,831,391
Molson Coors Brewing Co. Class B	39,700	3,799,687
Monster Beverage Corp. (a)	61,795	2,853,075
The Coca-Cola Co.	33,369	1,416,180
		9,900,333
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	23,500	3,940,715
Performance Food Group Co. (a)	298,808	7,111,630
		11,052,345
Personal Products - 0.6%
Coty, Inc. Class A	133,900	2,427,607
Unilever NV (Certificaten Van Aandelen) (Bearer)	22,600	1,122,071
		3,549,678
Tobacco - 2.1%
British American Tobacco PLC:
(United Kingdom)	103,700	6,880,085
sponsored ADR (b)	24,000	1,591,680
Imperial Tobacco Group PLC	28,372	1,374,613
Philip Morris International, Inc.	18,200	2,054,780
		11,901,158

TOTAL CONSUMER STAPLES		36,403,514

ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp.	10,200	632,400
Cabot Oil & Gas Corp.	96,982	2,318,840
Devon Energy Corp.	14,300	596,596
PDC Energy, Inc. (a)	18,200	1,134,770
Teekay LNG Partners LP	49,100	861,705
The Williams Companies, Inc.	28,200	834,438
Williams Partners LP	35,500	1,449,465
		7,828,214
FINANCIALS - 3.3%
Banks - 0.7%
Bank of the Ozarks, Inc.	15,200	790,552
HDFC Bank Ltd. sponsored ADR	40,600	3,053,932
		3,844,484
Capital Markets - 1.7%
BlackRock, Inc. Class A	800	306,808
CBOE Holdings, Inc.	112,800	9,144,696
MSCI, Inc.	3,000	291,570
S&P Global, Inc.	2,300	300,702
		10,043,776
Consumer Finance - 0.9%
Capital One Financial Corp.	6,100	528,626
Synchrony Financial	133,900	4,592,770
		5,121,396

TOTAL FINANCIALS		19,009,656

HEALTH CARE - 16.5%
Biotechnology - 9.3%
ACADIA Pharmaceuticals, Inc. (a)	35,218	1,210,795
Acorda Therapeutics, Inc. (a)	10,700	224,700
Agios Pharmaceuticals, Inc. (a)	16,000	934,400
Alexion Pharmaceuticals, Inc. (a)	76,452	9,269,040
Alkermes PLC (a)	51,300	3,001,050
Alnylam Pharmaceuticals, Inc. (a)	39,703	2,034,779
Amgen, Inc.	70,559	11,576,615
Amicus Therapeutics, Inc. (a)	142,400	1,015,312
aTyr Pharma, Inc. (a)(c)	22,036	77,126
BioMarin Pharmaceutical, Inc. (a)	24,000	2,106,720
bluebird bio, Inc. (a)	25,630	2,329,767
Coherus BioSciences, Inc. (a)	21,800	461,070
Five Prime Therapeutics, Inc. (a)	13,700	495,255
Genocea Biosciences, Inc. (a)(b)	16,693	101,660
Global Blood Therapeutics, Inc. (a)	6,900	254,265
Insmed, Inc. (a)	76,442	1,338,499
Intercept Pharmaceuticals, Inc. (a)(b)	2,500	282,750
Ionis Pharmaceuticals, Inc. (a)	82,606	3,320,761
Merrimack Pharmaceuticals, Inc. (a)(b)	89,800	276,584
Opko Health, Inc. (a)	1	8
Prothena Corp. PLC (a)	25,402	1,417,178
Regeneron Pharmaceuticals, Inc. (a)	18,200	7,052,682
Regulus Therapeutics, Inc. (a)	54,400	89,760
Rigel Pharmaceuticals, Inc. (a)	111,406	368,754
Sage Therapeutics, Inc. (a)	6,300	447,741
Spark Therapeutics, Inc. (a)	2,500	133,350
TESARO, Inc. (a)(b)	7,300	1,123,251
Vertex Pharmaceuticals, Inc. (a)	22,800	2,493,180
		53,437,052
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	247,800	6,162,786
Danaher Corp.	15,600	1,334,268
Insulet Corp. (a)	23,800	1,025,542
Medtronic PLC	67,700	5,453,912
		13,976,508
Health Care Providers & Services - 2.5%
Anthem, Inc.	45,000	7,442,100
Cigna Corp.	4,300	629,907
Humana, Inc.	8,100	1,669,734
UnitedHealth Group, Inc.	26,900	4,411,869
		14,153,610
Health Care Technology - 0.4%
athenahealth, Inc. (a)	17,338	1,953,819
Castlight Health, Inc. Class B (a)	17,500	63,875
		2,017,694
Pharmaceuticals - 1.9%
Allergan PLC	28,863	6,895,948
Bristol-Myers Squibb Co.	45,500	2,474,290
Innoviva, Inc. (a)(b)	25,200	348,516
Theravance Biopharma, Inc. (a)(b)	29,300	1,078,826
		10,797,580

TOTAL HEALTH CARE		94,382,444

INDUSTRIALS - 4.0%
Air Freight & Logistics - 0.2%
FedEx Corp.	5,700	1,112,355
Airlines - 0.9%
JetBlue Airways Corp. (a)	15,300	315,333
Spirit Airlines, Inc. (a)	96,200	5,105,334
		5,420,667
Electrical Equipment - 0.5%
Acuity Brands, Inc.	4,200	856,800
Fortive Corp.	7,850	472,727
Sunrun, Inc. (a)(b)	262,100	1,415,340
		2,744,867
Industrial Conglomerates - 0.3%
3M Co.	6,100	1,167,113
Honeywell International, Inc.	3,100	387,097
		1,554,210
Machinery - 0.6%
Allison Transmission Holdings, Inc.	60,700	2,188,842
Caterpillar, Inc.	15,400	1,428,504
		3,617,346
Professional Services - 0.8%
Equifax, Inc.	13,300	1,818,642
Recruit Holdings Co. Ltd.	16,100	821,414
TransUnion Holding Co., Inc. (a)	54,000	2,070,900
		4,710,956
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	6,910	633,923
Trading Companies & Distributors - 0.6%
Bunzl PLC	31,000	901,086
HD Supply Holdings, Inc. (a)	58,700	2,414,038
		3,315,124

TOTAL INDUSTRIALS		23,109,448

INFORMATION TECHNOLOGY - 38.8%
Electronic Equipment & Components - 0.1%
CDW Corp.	5,400	311,634
Internet Software & Services - 10.0%
Alphabet, Inc.:
Class A (a)	14,602	12,379,576
Class C (a)	23,663	19,629,878
Apptio, Inc. Class A	800	9,384
Benefitfocus, Inc. (a)	1,700	47,515
Coupa Software, Inc. (b)	700	17,780
Criteo SA sponsored ADR (a)	2,200	109,978
Endurance International Group Holdings, Inc. (a)	376,170	2,952,935
Facebook, Inc. Class A (a)	102,110	14,504,726
GoDaddy, Inc. (a)	99,120	3,756,648
The Trade Desk, Inc.	2,700	100,575
Wix.com Ltd. (a)	54,007	3,667,075
		57,176,070
IT Services - 12.2%
Accenture PLC Class A	2,200	263,736
Alliance Data Systems Corp.	54,400	13,545,600
Capgemini SA	32,700	3,018,394
Cognizant Technology Solutions Corp. Class A (a)	110,264	6,562,913
EPAM Systems, Inc. (a)	99,200	7,491,584
Euronet Worldwide, Inc. (a)	40,600	3,472,112
Global Payments, Inc.	76,100	6,139,748
Luxoft Holding, Inc. (a)	108,500	6,786,675
MasterCard, Inc. Class A	51,200	5,758,464
PayPal Holdings, Inc. (a)	28,600	1,230,372
Paysafe Group PLC (a)	485,208	2,842,620
Presidio, Inc. (a)	137,157	2,123,876
Sabre Corp.	72,600	1,538,394
Total System Services, Inc.	16,400	876,744
Visa, Inc. Class A	94,900	8,433,763
		70,084,995
Semiconductors & Semiconductor Equipment - 1.5%
NVIDIA Corp.	26,900	2,930,217
Qualcomm, Inc.	39,200	2,247,728
SolarEdge Technologies, Inc. (a)(b)	237,584	3,706,310
		8,884,255
Software - 8.5%
Activision Blizzard, Inc.	87,600	4,367,736
Adobe Systems, Inc. (a)	35,200	4,580,576
Autodesk, Inc. (a)	44,000	3,804,680
Electronic Arts, Inc. (a)	31,700	2,837,784
Microsoft Corp.	247,349	16,290,405
Paycom Software, Inc. (a)	21,832	1,255,558
Red Hat, Inc. (a)	7,800	674,700
Salesforce.com, Inc. (a)	109,677	9,047,256
Snap, Inc. Class A (a)	49,500	1,115,235
SS&C Technologies Holdings, Inc.	80,200	2,839,080
Workday, Inc. Class A (a)	24,800	2,065,344
		48,878,354
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	260,843	37,472,707

TOTAL INFORMATION TECHNOLOGY		222,808,015

MATERIALS - 5.0%
Chemicals - 3.7%
E.I. du Pont de Nemours & Co.	52,500	4,217,325
LyondellBasell Industries NV Class A	156,500	14,271,235
Monsanto Co.	22,300	2,524,360
		21,012,920
Containers & Packaging - 1.3%
Ball Corp.	102,800	7,633,928

TOTAL MATERIALS		28,646,848

REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 5.1%
American Tower Corp.	151,100	18,364,694
Extra Space Storage, Inc.	72,000	5,356,080
SBA Communications Corp. Class A (a)	45,500	5,476,835
		29,197,609
TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
T-Mobile U.S., Inc. (a)	120,800	7,802,472
TOTAL COMMON STOCKS
(Cost $354,805,791)		558,660,516

Convertible Preferred Stocks - 1.2%
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Blue Apron Holdings, Inc. Series D (a)(d)	45,022	628,957
Tobacco - 0.2%
PAX Labs, Inc. Series C (a)(d)	215,881	831,142

TOTAL CONSUMER STAPLES		1,460,099

INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.5%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	66,008	3,219,357
Software - 0.3%
Cloudera, Inc. Series F (a)(d)	6,366	85,941
Cloudflare, Inc. Series D 8.0% (a)(d)	5,997	32,384
MongoDB, Inc. Series F, 8.00% (a)(d)	82,814	1,384,992
		1,503,317

TOTAL INFORMATION TECHNOLOGY		4,722,674

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Redfin Corp. Series G (a)(d)	152,148	733,353
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,471,285)		6,916,126

Money Market Funds - 6.5%
Fidelity Cash Central Fund, 0.84% (e)	9,202,536	9,204,377
Fidelity Securities Lending Cash Central Fund 0.84% (e)(f)	28,036,005	28,038,809
TOTAL MONEY MARKET FUNDS
(Cost $37,241,994)		37,243,186
TOTAL INVESTMENT PORTFOLIO - 105.1%
(Cost $396,519,070)		602,819,828
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(29,034,383)
NET ASSETS - 100%		$573,785,445

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $77,126 or 0.0% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,916,126 or 1.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Blue Apron Holdings, Inc. Series D	5/18/15	$600,004
Cloudera, Inc. Series F	2/5/14	$92,689
Cloudflare, Inc. Series D 8.0%	11/5/14	$36,735
MongoDB, Inc. Series F, 8.00%	10/2/13	$1,384,992
PAX Labs, Inc. Series C	5/22/15	$831,142
Redfin Corp. Series G	12/16/14	$501,738
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$1,023,986

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,331
Fidelity Securities Lending Cash Central Fund	77,542
Total	$88,873

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$89,472,296	$89,472,296	$--	$--
Consumer Staples	37,863,613	28,401,358	8,002,156	1,460,099
Energy	7,828,214	7,828,214	--	--
Financials	19,009,656	19,009,656	--	--
Health Care	94,382,444	94,382,444	--	--
Industrials	23,109,448	23,109,448	--	--
Information Technology	227,530,689	219,789,621	3,104,335	4,636,733
Materials	28,646,848	28,646,848	--	--
Real Estate	29,930,962	29,197,609	--	733,353
Telecommunication Services	7,802,472	7,802,472	--	--
Money Market Funds	37,243,186	37,243,186	--	--
Total Investments in Securities:	$602,819,828	$584,883,152	$11,106,491	$6,830,185

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$6,224,800
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	770,933
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(165,548)
Ending Balance	$6,830,185
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2017	$770,933

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$6,830,185	Market approach	Transaction price	$3.85 - $48.77 / $33.74	Increase
		Market comparable	Discount rate	19.0%	Decrease
			Enterprise value/Sales multiple (EV/S)	1.7 - 6.3 / 2.6	Increase
			Discount for lack of marketability (DLOM)	20.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $398,124,814. Net unrealized appreciation aggregated $204,695,014, of which $214,537,359 related to appreciated investment securities and $9,842,345 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

March 31, 2017

VIPMID-QTLY-0517
1.799869.113

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 1.2%
Delphi Automotive PLC	434,361	$34,961,717
Gentex Corp.	2,064,792	44,042,013
Tenneco, Inc.	79,376	4,954,650
Visteon Corp. (a)	152,622	14,949,325
		98,907,705
Distributors - 0.2%
LKQ Corp. (a)	557,400	16,315,098
Diversified Consumer Services - 0.7%
Advtech Ltd.	1,591,978	2,373,209
Houghton Mifflin Harcourt Co. (a)	2,830,000	28,724,500
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	416,596	25,154,066
		56,251,775
Hotels, Restaurants & Leisure - 2.8%
Bojangles', Inc. (a)	357,800	7,334,900
Buffalo Wild Wings, Inc. (a)	85,900	13,121,225
Darden Restaurants, Inc.	281,600	23,561,472
DineEquity, Inc. (b)	995,451	54,172,443
Ilg, Inc.	551,200	11,553,152
Jubilant Foodworks Ltd.	75,070	1,281,665
Las Vegas Sands Corp.	562,388	32,095,483
Texas Roadhouse, Inc. Class A	406,100	18,083,633
The Restaurant Group PLC	166,500	695,707
Wyndham Worldwide Corp.	605,500	51,037,595
Yum China Holdings, Inc.	756,900	20,587,680
		233,524,955
Household Durables - 2.6%
Ethan Allen Interiors, Inc.	42,900	1,314,885
iRobot Corp. (a)(c)	397,380	26,282,713
Lennar Corp. Class A	993,500	50,857,265
Maisons du Monde SA	18,250	574,338
Mohawk Industries, Inc. (a)	38,000	8,720,620
NVR, Inc. (a)	12,014	25,312,056
PulteGroup, Inc.	2,796,700	65,862,285
SodaStream International Ltd. (a)	23,818	1,153,506
Toll Brothers, Inc.	1,033,400	37,316,074
		217,393,742
Internet & Direct Marketing Retail - 0.0%
Liberty Interactive Corp. QVC Group Series A (a)	101,800	2,038,036
Leisure Products - 0.6%
Polaris Industries, Inc. (c)	535,747	44,895,599
Vista Outdoor, Inc. (a)	510,000	10,500,900
		55,396,499
Media - 1.4%
Interpublic Group of Companies, Inc.	2,043,785	50,215,797
John Wiley & Sons, Inc. Class A	152,500	8,204,500
Lions Gate Entertainment Corp.:
Class A (c)	470,550	12,497,808
Class B (a)	470,550	11,472,009
Naspers Ltd. Class N	73,200	12,613,262
News Corp. Class A	855,800	11,125,400
Omnicom Group, Inc.	149,800	12,914,258
		119,043,034
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	332,200	26,064,412
Specialty Retail - 1.7%
AutoZone, Inc. (a)	25,132	18,171,693
Foot Locker, Inc.	770,787	57,662,575
GNC Holdings, Inc.	2,400	17,664
Murphy U.S.A., Inc. (a)	47,762	3,506,686
Party City Holdco, Inc. (a)(c)	497,000	6,982,850
Ross Stores, Inc.	13,100	862,897
Select Comfort Corp. (a)	220,553	5,467,509
TJX Companies, Inc.	321,300	25,408,404
Williams-Sonoma, Inc. (c)	435,800	23,367,596
		141,447,874
Textiles, Apparel & Luxury Goods - 1.8%
Deckers Outdoor Corp. (a)	327,100	19,537,683
G-III Apparel Group Ltd. (a)	1,465,066	32,070,295
Kate Spade & Co. (a)	345,000	8,014,350
Michael Kors Holdings Ltd. (a)	491,500	18,731,065
Page Industries Ltd.	19,804	4,464,236
PVH Corp.	456,700	47,254,749
Ralph Lauren Corp.	92,900	7,582,498
VF Corp.	217,076	11,932,668
		149,587,544

TOTAL CONSUMER DISCRETIONARY		1,115,970,674

CONSUMER STAPLES - 1.1%
Beverages - 0.4%
C&C Group PLC	2,577,924	9,996,720
Dr. Pepper Snapple Group, Inc.	237,225	23,229,072
		33,225,792
Food & Staples Retailing - 0.3%
CVS Health Corp.	200,647	15,750,790
Kroger Co.	86,000	2,536,140
United Natural Foods, Inc. (a)	115,059	4,974,001
		23,260,931
Food Products - 0.4%
Amplify Snack Brands, Inc. (a)(c)	102,200	858,480
Britannia Industries Ltd.	15,000	780,296
Hostess Brands, Inc. Class A (a)	1,348,800	21,405,456
Ingredion, Inc.	41,205	4,962,318
The J.M. Smucker Co.	12,800	1,677,824
TreeHouse Foods, Inc. (a)	56,300	4,766,358
		34,450,732

TOTAL CONSUMER STAPLES		90,937,455

ENERGY - 4.5%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	422,381	25,266,831
Dril-Quip, Inc. (a)	495,500	27,029,525
Ensco PLC Class A	3,910,300	34,997,185
Frank's International NV (c)	1,209,700	12,786,529
Halliburton Co.	609,000	29,968,890
National Oilwell Varco, Inc.	592,900	23,769,361
Noble Corp.	642,700	3,978,313
Oceaneering International, Inc.	569,700	15,427,476
		173,224,110
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.	96,000	5,952,000
Apache Corp.	530,996	27,287,884
Arch Coal, Inc. (a)(c)	107,500	7,411,050
Cabot Oil & Gas Corp.	264,100	6,314,631
Cimarex Energy Co.	270,552	32,328,258
Newfield Exploration Co. (a)	444,600	16,410,186
PDC Energy, Inc. (a)	152,500	9,508,375
Southwestern Energy Co. (a)	2,887,100	23,587,607
Suncor Energy, Inc.	1,453,000	44,611,039
Teekay LNG Partners LP	371,886	6,526,599
Western Refining, Inc.	253,200	8,879,724
World Fuel Services Corp.	464,000	16,820,000
		205,637,353

TOTAL ENERGY		378,861,463

FINANCIALS - 19.3%
Banks - 7.5%
BankUnited, Inc.	567,261	21,164,508
Boston Private Financial Holdings, Inc.	1,463,616	24,003,302
CIT Group, Inc.	1,490,100	63,969,993
Comerica, Inc.	641,529	43,996,059
Commerce Bancshares, Inc.	746,571	41,927,427
CVB Financial Corp.	1,149,100	25,383,619
First Citizen Bancshares, Inc.	43,500	14,588,595
First Commonwealth Financial Corp.	1,080,700	14,330,082
First Republic Bank	451,100	42,317,691
Hilltop Holdings, Inc.	80,200	2,203,094
Huntington Bancshares, Inc.	4,511,116	60,403,843
Investors Bancorp, Inc.	1,331,700	19,149,846
Lakeland Financial Corp.	915,019	39,455,619
M&T Bank Corp.	321,800	49,792,114
Prosperity Bancshares, Inc.	268,900	18,745,019
Regions Financial Corp.	2,228,500	32,380,105
SunTrust Banks, Inc.	735,665	40,682,275
TCF Financial Corp.	1,634,025	27,811,106
UMB Financial Corp.	618,400	46,571,704
Valley National Bancorp	174,300	2,056,740
		630,932,741
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	296,400	48,591,816
Ameriprise Financial, Inc.	86,713	11,244,942
CBOE Holdings, Inc.	130,200	10,555,314
CRISIL Ltd.	78,365	2,301,051
Diamond Hill Investment Group, Inc.	8,500	1,653,675
E*TRADE Financial Corp. (a)	26,400	921,096
Federated Investors, Inc. Class B (non-vtg.)	31,800	837,612
Greenhill & Co., Inc.	2,700	79,110
Invesco Ltd.	469,100	14,368,533
Lazard Ltd. Class A	362,945	16,691,841
Legg Mason, Inc.	452,900	16,354,219
Moody's Corp.	155,500	17,422,220
Raymond James Financial, Inc.	443,495	33,820,929
S&P Global, Inc.	515,730	67,426,540
Stifel Financial Corp. (a)	607,100	30,470,349
		272,739,247
Consumer Finance - 2.4%
Capital One Financial Corp.	435,900	37,775,094
Discover Financial Services	209,100	14,300,349
Kruk SA	82,900	5,029,564
OneMain Holdings, Inc. (a)	419,500	10,424,575
SLM Corp. (a)	7,684,146	92,978,167
Synchrony Financial	1,225,800	42,044,940
		202,552,689
Insurance - 4.4%
AFLAC, Inc.	853,500	61,810,470
Bajaj Finserv Ltd.	54,608	3,450,592
Brown & Brown, Inc.	31,900	1,330,868
Chubb Ltd.	134,639	18,344,564
Direct Line Insurance Group PLC	620,900	2,702,514
First American Financial Corp.	1,201,800	47,206,704
Hiscox Ltd.	1,683,750	23,078,700
Marsh & McLennan Companies, Inc.	123,484	9,124,233
Primerica, Inc.	425,920	35,010,624
Principal Financial Group, Inc.	1,051,400	66,353,854
Progressive Corp.	215,400	8,439,372
Reinsurance Group of America, Inc.	725,876	92,171,734
		369,024,229
Mortgage Real Estate Investment Trusts - 0.3%
Ladder Capital Corp. Class A	1,635,512	23,616,793
Thrifts & Mortgage Finance - 1.4%
Beneficial Bancorp, Inc.	232,062	3,712,992
Essent Group Ltd. (a)	2,855,100	103,268,957
Housing Development Finance Corp. Ltd.	536,431	12,423,266
		119,405,215

TOTAL FINANCIALS		1,618,270,914

HEALTH CARE - 15.3%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	372,500	45,161,900
AMAG Pharmaceuticals, Inc. (a)(c)	746,400	16,831,320
Amgen, Inc.	234,300	38,441,601
BioMarin Pharmaceutical, Inc. (a)	173,200	15,203,496
Regeneron Pharmaceuticals, Inc. (a)	29,600	11,470,296
REGENXBIO, Inc. (a)	437,300	8,439,890
Seattle Genetics, Inc. (a)	211,054	13,266,854
United Therapeutics Corp. (a)	457,700	61,963,426
		210,778,783
Health Care Equipment & Supplies - 5.6%
Alere, Inc. (a)	93,300	3,706,809
Becton, Dickinson & Co.	163,800	30,047,472
Boston Scientific Corp. (a)	3,466,303	86,206,956
Dentsply Sirona, Inc.	676,600	42,246,904
Hill-Rom Holdings, Inc.	302,311	21,343,157
Hologic, Inc. (a)	803,324	34,181,436
LivaNova PLC (a)	178,293	8,738,140
Medtronic PLC	472,300	38,048,488
Olympus Corp.	481,600	18,588,110
ResMed, Inc.	227,348	16,362,236
Steris PLC	931,200	64,681,152
The Cooper Companies, Inc.	179,783	35,936,824
Zimmer Biomet Holdings, Inc.	558,800	68,235,068
		468,322,752
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	55,300	4,894,050
Cardinal Health, Inc.	765,647	62,438,513
Centene Corp. (a)	142,300	10,140,298
Cigna Corp.	11,300	1,655,337
DaVita HealthCare Partners, Inc. (a)	619,900	42,134,603
Envision Healthcare Corp. (a)	332,700	20,401,164
HCA Holdings, Inc. (a)	286,035	25,454,255
Laboratory Corp. of America Holdings (a)	318,400	45,680,848
McKesson Corp.	341,250	50,593,725
Premier, Inc. (a)	323,800	10,306,554
Quest Diagnostics, Inc.	65,000	6,382,350
Ryman Healthcare Group Ltd.	145,175	855,866
Spire Healthcare Group PLC	2,542,173	10,319,687
UnitedHealth Group, Inc.	26,619	4,365,782
Universal Health Services, Inc. Class B	98,900	12,308,105
VCA, Inc. (a)	14,300	1,308,450
		309,239,587
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	742,206	39,240,431
Bruker Corp.	881,500	20,565,395
Cambrex Corp. (a)	2,300	126,615
Charles River Laboratories International, Inc. (a)	9,900	890,505
PAREXEL International Corp. (a)	83,600	5,275,996
Thermo Fisher Scientific, Inc.	320,163	49,177,037
		115,275,979
Pharmaceuticals - 2.1%
Catalent, Inc. (a)	888,000	25,148,160
Endo International PLC (a)	824,500	9,201,420
Jazz Pharmaceuticals PLC (a)	558,671	81,079,922
Pacira Pharmaceuticals, Inc. (a)	53,700	2,448,720
Perrigo Co. PLC	204,700	13,590,033
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,349,256	43,297,625
Theravance Biopharma, Inc. (a)	10,605	390,476
		175,156,356

TOTAL HEALTH CARE		1,278,773,457

INDUSTRIALS - 13.3%
Aerospace & Defense - 2.2%
Curtiss-Wright Corp.	45,048	4,111,080
Elbit Systems Ltd.	105,009	11,934,273
Esterline Technologies Corp. (a)	55,248	4,754,090
Hexcel Corp.	88,700	4,838,585
Huntington Ingalls Industries, Inc.	318,400	63,756,416
Rockwell Collins, Inc.	385,483	37,453,528
Teledyne Technologies, Inc. (a)	8,800	1,112,848
Textron, Inc.	1,267,081	60,300,385
		188,261,205
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	303,900	23,488,431
FedEx Corp.	331,011	64,596,797
		88,085,228
Airlines - 1.0%
Allegiant Travel Co.	90,700	14,534,675
Copa Holdings SA Class A	34,700	3,895,075
Spirit Airlines, Inc. (a)	1,197,613	63,557,322
		81,987,072
Building Products - 0.7%
A.O. Smith Corp.	393,500	20,131,460
Johnson Controls International PLC	109,476	4,611,129
Lennox International, Inc.	198,957	33,285,506
		58,028,095
Commercial Services & Supplies - 1.0%
Copart, Inc. (a)	97,600	6,044,368
Herman Miller, Inc.	132,800	4,189,840
HNI Corp.	12,977	598,110
KAR Auction Services, Inc.	208,582	9,108,776
Knoll, Inc.	1,482,777	35,304,920
Multi-Color Corp.	34,600	2,456,600
Stericycle, Inc. (a)	328,900	27,262,521
		84,965,135
Construction & Engineering - 1.3%
EMCOR Group, Inc.	710,907	44,751,596
Jacobs Engineering Group, Inc.	649,055	35,879,760
Quanta Services, Inc. (a)	197,571	7,331,860
Valmont Industries, Inc.	130,881	20,351,996
		108,315,212
Electrical Equipment - 0.3%
AMETEK, Inc.	200,800	10,859,264
Regal Beloit Corp.	196,756	14,884,591
Rockwell Automation, Inc.	8,100	1,261,251
		27,005,106
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	54,700	5,820,627
Machinery - 3.6%
Colfax Corp. (a)	742,500	29,150,550
Cummins, Inc.	13,875	2,097,900
Flowserve Corp.	521,800	25,265,556
IDEX Corp.	17,500	1,636,425
Ingersoll-Rand PLC	774,145	62,953,471
Mueller Industries, Inc.	582,204	19,928,843
Pentair PLC	74,800	4,695,944
Rexnord Corp. (a)	2,958,034	68,271,425
Stanley Black & Decker, Inc.	81,400	10,815,618
Wabtec Corp.	584,160	45,564,480
Woodward, Inc.	238,511	16,199,667
Xylem, Inc.	323,300	16,236,126
		302,816,005
Professional Services - 0.7%
CEB, Inc.	197,400	15,515,640
Dun & Bradstreet Corp.	397,205	42,874,308
		58,389,948
Road & Rail - 0.6%
CSX Corp.	228,700	10,645,985
J.B. Hunt Transport Services, Inc.	50,400	4,623,696
Old Dominion Freight Lines, Inc.	173,100	14,812,167
Saia, Inc. (a)	253,205	11,216,982
Swift Transporation Co. (a)(c)	295,878	6,077,334
		47,376,164
Trading Companies & Distributors - 0.8%
Air Lease Corp. Class A	909,394	35,239,018
HD Supply Holdings, Inc. (a)	243,500	10,013,938
Misumi Group, Inc.	746,800	13,496,466
WESCO International, Inc. (a)	107,000	7,441,850
		66,191,272

TOTAL INDUSTRIALS		1,117,241,069

INFORMATION TECHNOLOGY - 21.8%
Communications Equipment - 1.8%
CommScope Holding Co., Inc. (a)	1,061,090	44,258,064
F5 Networks, Inc. (a)	400,754	57,135,498
Harris Corp.	204,700	22,776,969
NETGEAR, Inc. (a)	443,700	21,985,335
		146,155,866
Electronic Equipment & Components - 4.1%
Amphenol Corp. Class A	52,000	3,700,840
Arrow Electronics, Inc. (a)	172,080	12,632,393
Avnet, Inc.	631,930	28,917,117
Belden, Inc.	954,900	66,069,531
CDW Corp.	1,007,101	58,119,799
Dell Technologies, Inc. (a)	23,946	1,534,460
IPG Photonics Corp. (a)	112,809	13,616,046
Jabil Circuit, Inc.	1,202,741	34,783,270
Keysight Technologies, Inc. (a)	827,553	29,907,765
Methode Electronics, Inc. Class A	251,700	11,477,520
National Instruments Corp.	29,200	950,752
TE Connectivity Ltd.	388,566	28,967,595
Trimble, Inc. (a)	1,396,100	44,689,161
Zebra Technologies Corp. Class A (a)	54,600	4,982,250
		340,348,499
Internet Software & Services - 1.0%
Akamai Technologies, Inc. (a)	509,200	30,399,240
Alphabet, Inc. Class C (a)	50,302	41,728,527
Tencent Holdings Ltd.	528,800	15,234,475
		87,362,242
IT Services - 7.9%
Alliance Data Systems Corp.	73,590	18,323,910
Blackhawk Network Holdings, Inc. (a)	1,304,894	52,978,696
Broadridge Financial Solutions, Inc.	60,303	4,097,589
Cognizant Technology Solutions Corp. Class A (a)	70,900	4,219,968
Conduent, Inc. (a)	297,309	4,988,845
CSRA, Inc.	550,800	16,132,932
EPAM Systems, Inc. (a)	330,900	24,989,568
Euronet Worldwide, Inc. (a)	796,677	68,131,817
EVERTEC, Inc.	665,893	10,587,699
ExlService Holdings, Inc. (a)	449,471	21,286,947
Fidelity National Information Services, Inc.	465,477	37,061,279
FleetCor Technologies, Inc. (a)	438,340	66,377,826
Genpact Ltd.	2,627,388	65,054,127
Global Payments, Inc.	944,176	76,176,120
Maximus, Inc.	383,000	23,822,600
Syntel, Inc.	192,626	3,241,896
Teletech Holdings, Inc.	79,600	2,356,160
The Western Union Co.	1,096,648	22,316,787
Total System Services, Inc.	1,338,810	71,572,783
Vantiv, Inc. (a)	510,000	32,701,200
Visa, Inc. Class A	380,400	33,806,148
		660,224,897
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	58,400	4,785,880
Applied Materials, Inc.	568,700	22,122,430
ASML Holding NV (Netherlands)	25,200	3,343,861
Cirrus Logic, Inc. (a)	500	30,345
Cree, Inc. (a)	688,700	18,408,951
KLA-Tencor Corp.	54,025	5,136,157
Maxim Integrated Products, Inc.	871,300	39,173,648
Microchip Technology, Inc.	53,904	3,977,037
NVIDIA Corp.	410,233	44,686,681
NXP Semiconductors NV (a)	607,743	62,901,401
Qualcomm, Inc.	29,200	1,674,328
Semtech Corp. (a)	705,271	23,838,160
Skyworks Solutions, Inc.	302,800	29,668,344
Synaptics, Inc. (a)	206,200	10,208,962
		269,956,185
Software - 3.3%
Activision Blizzard, Inc.	1,405,900	70,098,174
Electronic Arts, Inc. (a)	1,123,790	100,601,681
Fair Isaac Corp.	288,800	37,240,760
Intuit, Inc.	180,097	20,889,451
Parametric Technology Corp. (a)	440,241	23,134,665
Synopsys, Inc. (a)	386,849	27,903,418
		279,868,149
Technology Hardware, Storage & Peripherals - 0.5%
NEC Corp.	784,000	1,892,627
Western Digital Corp.	318,619	26,295,626
Xerox Corp.	1,486,549	10,911,270
		39,099,523

TOTAL INFORMATION TECHNOLOGY		1,823,015,361

MATERIALS - 6.9%
Chemicals - 4.8%
Albemarle Corp. U.S.	598,556	63,231,456
Ashland Global Holdings, Inc.	82,726	10,242,306
CF Industries Holdings, Inc.	767,000	22,511,450
Eastman Chemical Co.	779,400	62,975,520
Ferro Corp. (a)	901,709	13,696,960
H.B. Fuller Co.	559,675	28,856,843
Innospec, Inc.	121,109	7,841,808
LyondellBasell Industries NV Class A	422,400	38,518,656
PolyOne Corp.	801,860	27,335,407
PPG Industries, Inc.	177,400	18,641,192
Praxair, Inc.	52,300	6,202,780
The Chemours Co. LLC	842,900	32,451,650
The Mosaic Co.	2,009,200	58,628,456
W.R. Grace & Co.	67,300	4,691,483
		395,825,967
Containers & Packaging - 1.4%
Aptargroup, Inc.	182,530	14,052,985
Graphic Packaging Holding Co.	2,568,200	33,052,734
Packaging Corp. of America	183,200	16,784,784
WestRock Co.	1,062,700	55,292,281
		119,182,784
Metals & Mining - 0.5%
B2Gold Corp. (a)	7,965,500	22,701,241
Continental Gold, Inc. (a)	245,200	739,371
Guyana Goldfields, Inc. (a)	107,400	580,672
New Gold, Inc. (a)	2,039,120	6,087,383
Randgold Resources Ltd. sponsored ADR (c)	97,032	8,468,953
Tahoe Resources, Inc.	367,400	2,950,582
		41,528,202
Paper & Forest Products - 0.2%
Boise Cascade Co. (a)	716,064	19,118,909

TOTAL MATERIALS		575,655,862

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Extra Space Storage, Inc.	322,900	24,020,531
Gaming & Leisure Properties	531,900	17,776,098
Hibernia (REIT) PLC	12,613,610	16,752,968
Highwoods Properties, Inc. (SBI)	100,795	4,952,058
InfraReit, Inc.	40,393	727,074
Monogram Residential Trust, Inc.	79,300	790,621
Outfront Media, Inc.	356,500	9,465,075
Safestore Holdings PLC	3,196,700	15,179,501
Store Capital Corp.	674,391	16,104,457
Urban Edge Properties	28,500	749,550
Ventas, Inc.	221,000	14,373,840
VEREIT, Inc.	1,818,050	15,435,245
Welltower, Inc.	167,500	11,862,350
		148,189,368
Real Estate Management & Development - 1.5%
Buwog-Gemeinnuetzige Wohnung	743,287	18,752,997
CBRE Group, Inc. (a)	1,370,523	47,680,495
Goldcrest Co. Ltd.	88,700	1,592,664
Hysan Development Co. Ltd.	894,000	4,055,009
Jones Lang LaSalle, Inc.	307,515	34,272,547
Olav Thon Eiendomsselskap A/S	428,500	8,034,812
Sino Land Ltd.	1,798,000	3,151,098
Tai Cheung Holdings Ltd.	1,653,000	1,501,664
Wing Tai Holdings Ltd.	4,421,600	5,958,263
		124,999,549

TOTAL REAL ESTATE		273,188,917

UTILITIES - 0.8%
Electric Utilities - 0.2%
Exelon Corp.	416,500	14,985,670
Independent Power and Renewable Electricity Producers - 0.5%
Calpine Corp. (a)	3,965,800	43,822,090
Dynegy, Inc. (a)	290,500	2,283,330
		46,105,420
Multi-Utilities - 0.1%
Avangrid, Inc.	119,200	5,094,608

TOTAL UTILITIES		66,185,698

TOTAL COMMON STOCKS
(Cost $6,722,937,896)		8,338,100,870

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125%
(Cost $8,358,700)	405,466	10,311,000
	Principal Amount	Value

Nonconvertible Bonds - 0.1%
INDUSTRIALS - 0.1%
Machinery - 0.1%
Mueller Industries, Inc. 6% 3/1/27 (Cost $2,911,000)	2,911,000	2,889,168
	Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 0.84% (d)	16,578,086	16,581,402
Fidelity Securities Lending Cash Central Fund 0.84% (d)(e)	75,752,160	75,759,735
TOTAL MONEY MARKET FUNDS
(Cost $92,336,239)		92,341,137
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $6,826,543,835)		8,443,642,175
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(73,983,023)
NET ASSETS - 100%		$8,369,659,152

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,736
Fidelity Securities Lending Cash Central Fund	219,048
Total	$251,784

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DineEquity, Inc.	$50,188,600	$20,259,031	$1,820,864	$828,768	$54,172,443
Total	$50,188,600	$20,259,031	$1,820,864	$828,768	$54,172,443

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,115,970,674	$1,103,357,412	$12,613,262	$--
Consumer Staples	90,937,455	90,937,455	--	--
Energy	378,861,463	378,861,463	--	--
Financials	1,628,581,914	1,628,581,914	--	--
Health Care	1,278,773,457	1,260,185,347	18,588,110	--
Industrials	1,117,241,069	1,117,241,069	--	--
Information Technology	1,823,015,361	1,802,544,398	20,470,963	--
Materials	575,655,862	575,655,862	--	--
Real Estate	273,188,917	273,188,917	--	--
Utilities	66,185,698	66,185,698	--	--
Corporate Bonds	2,889,168	--	2,889,168	--
Money Market Funds	92,341,137	92,341,137	--	--
Total Investments in Securities:	$8,443,642,175	$8,389,080,672	$54,561,503	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $6,843,970,938. Net unrealized appreciation aggregated $1,599,671,237, of which $1,985,311,934 related to appreciated investment securities and $385,640,697 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Value Strategies Portfolio

March 31, 2017

VIPVS-QTLY-0517
1.799889.113

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 1.6%
Delphi Automotive PLC	86,731	$6,980,978
Diversified Consumer Services - 3.5%
H&R Block, Inc.	165,700	3,852,525
Houghton Mifflin Harcourt Co. (a)	416,010	4,222,502
Service Corp. International	228,200	7,046,816
		15,121,843
Hotels, Restaurants & Leisure - 1.1%
Wyndham Worldwide Corp.	56,733	4,782,025
Internet & Direct Marketing Retail - 0.6%
Liberty Interactive Corp. QVC Group Series A (a)	140,400	2,810,808
Media - 4.1%
Liberty Broadband Corp. Class C (a)	41,800	3,611,520
Liberty Global PLC Class C (a)	99,400	3,482,976
Sinclair Broadcast Group, Inc. Class A	139,200	5,637,600
Twenty-First Century Fox, Inc. Class A	157,300	5,094,947
		17,827,043
Specialty Retail - 0.5%
GameStop Corp. Class A	88,687	1,999,892

TOTAL CONSUMER DISCRETIONARY		49,522,589

CONSUMER STAPLES - 3.4%
Beverages - 1.0%
Cott Corp.	355,461	4,399,660
Food & Staples Retailing - 1.6%
Kroger Co.	74,500	2,197,005
Whole Foods Market, Inc.	161,800	4,808,696
		7,005,701
Food Products - 0.8%
Darling International, Inc. (a)	223,463	3,244,683

TOTAL CONSUMER STAPLES		14,650,044

ENERGY - 7.4%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	91,700	5,485,494
Oil, Gas & Consumable Fuels - 6.2%
Anadarko Petroleum Corp.	60,500	3,751,000
Boardwalk Pipeline Partners, LP	247,123	4,524,822
Cabot Oil & Gas Corp.	93,600	2,237,976
ConocoPhillips Co.	123,900	6,178,893
GasLog Ltd. (b)	216,078	3,316,797
Teekay Corp.	455,992	4,172,327
Teekay Offshore Partners LP	521,300	2,642,991
		26,824,806

TOTAL ENERGY		32,310,300

FINANCIALS - 16.8%
Banks - 4.5%
U.S. Bancorp	217,516	11,202,074
Wells Fargo & Co.	149,130	8,300,576
		19,502,650
Capital Markets - 3.3%
Apollo Global Management LLC Class A	227,613	5,535,548
Legg Mason, Inc.	149,392	5,394,545
The Blackstone Group LP	117,500	3,489,750
		14,419,843
Consumer Finance - 4.9%
Discover Financial Services	91,300	6,244,007
OneMain Holdings, Inc. (a)	176,500	4,386,025
Synchrony Financial	313,700	10,759,910
		21,389,942
Insurance - 4.1%
Chubb Ltd.	39,800	5,422,750
FNF Group	198,400	7,725,696
Willis Group Holdings PLC	34,400	4,502,616
		17,651,062

TOTAL FINANCIALS		72,963,497

HEALTH CARE - 8.5%
Biotechnology - 2.6%
Amgen, Inc.	31,700	5,201,019
United Therapeutics Corp. (a)	45,300	6,132,714
		11,333,733
Health Care Providers & Services - 2.7%
Cigna Corp.	26,100	3,823,389
Envision Healthcare Corp. (a)	62,161	3,811,713
Laboratory Corp. of America Holdings (a)	28,400	4,074,548
		11,709,650
Pharmaceuticals - 3.2%
Jazz Pharmaceuticals PLC (a)	66,100	9,593,093
Teva Pharmaceutical Industries Ltd. sponsored ADR	131,800	4,229,462
		13,822,555

TOTAL HEALTH CARE		36,865,938

INDUSTRIALS - 9.7%
Aerospace & Defense - 2.8%
General Dynamics Corp.	25,000	4,680,000
KLX, Inc. (a)	106,300	4,751,610
Rockwell Collins, Inc.	27,200	2,642,752
		12,074,362
Airlines - 1.1%
Delta Air Lines, Inc.	106,400	4,890,144
Commercial Services & Supplies - 0.3%
IWG PLC	314,095	1,255,360
Construction & Engineering - 1.0%
AECOM (a)	127,100	4,523,489
Machinery - 2.8%
Allison Transmission Holdings, Inc.	181,300	6,537,678
Ingersoll-Rand PLC	67,700	5,505,364
		12,043,042
Trading Companies & Distributors - 1.7%
AerCap Holdings NV (a)	161,200	7,410,364

TOTAL INDUSTRIALS		42,196,761

INFORMATION TECHNOLOGY - 11.1%
Communications Equipment - 1.3%
CommScope Holding Co., Inc. (a)	139,800	5,831,058
Electronic Equipment & Components - 2.0%
Flextronics International Ltd. (a)	186,700	3,136,560
TE Connectivity Ltd.	71,400	5,322,870
		8,459,430
IT Services - 5.4%
Cognizant Technology Solutions Corp. Class A (a)	92,200	5,487,744
Computer Sciences Corp.	108,100	7,459,981
First Data Corp. Class A (a)	358,300	5,553,650
Total System Services, Inc.	91,200	4,875,552
		23,376,927
Semiconductors & Semiconductor Equipment - 2.4%
Qorvo, Inc. (a)	76,400	5,237,984
Qualcomm, Inc.	90,800	5,206,472
		10,444,456

TOTAL INFORMATION TECHNOLOGY		48,111,871

MATERIALS - 8.2%
Chemicals - 7.4%
CF Industries Holdings, Inc.	138,400	4,062,040
E.I. du Pont de Nemours & Co.	96,300	7,735,779
Eastman Chemical Co.	89,500	7,231,600
LyondellBasell Industries NV Class A	73,108	6,666,719
Westlake Chemical Corp.	98,200	6,486,110
		32,182,248
Containers & Packaging - 0.8%
Ball Corp.	50,500	3,750,130

TOTAL MATERIALS		35,932,378

REAL ESTATE - 13.3%
Equity Real Estate Investment Trusts (REITs) - 12.0%
American Tower Corp.	114,700	13,940,638
Equinix, Inc.	14,800	5,925,476
Equity Lifestyle Properties, Inc.	104,600	8,060,476
Essex Property Trust, Inc.	39,300	9,099,129
Extra Space Storage, Inc.	124,400	9,254,116
Outfront Media, Inc.	224,100	5,949,855
		52,229,690
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (a)	164,900	5,736,871

TOTAL REAL ESTATE		57,966,561

UTILITIES - 8.4%
Electric Utilities - 5.4%
American Electric Power Co., Inc.	134,300	9,015,559
Edison International	180,300	14,353,680
		23,369,239
Multi-Utilities - 3.0%
Sempra Energy	120,361	13,299,891

TOTAL UTILITIES		36,669,130

TOTAL COMMON STOCKS
(Cost $358,652,235)		427,189,069
	Principal Amount	Value

Convertible Bonds - 0.5%
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $3,312,136)	6,240,000	1,996,800
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.84% (c)	6,342,573	6,343,841
Fidelity Securities Lending Cash Central Fund 0.84% (c)(d)	1,148,969	1,149,084
TOTAL MONEY MARKET FUNDS
(Cost $7,492,920)		7,492,925
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $369,457,291)		436,678,794
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,784,203)
NET ASSETS - 100%		$434,894,591

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,594
Fidelity Securities Lending Cash Central Fund	2,407
Total	$10,001

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$49,522,589	$49,522,589	$--	$--
Consumer Staples	14,650,044	14,650,044	--	--
Energy	32,310,300	32,310,300	--	--
Financials	72,963,497	72,963,497	--	--
Health Care	36,865,938	36,865,938	--	--
Industrials	42,196,761	42,196,761	--	--
Information Technology	48,111,871	48,111,871	--	--
Materials	35,932,378	35,932,378	--	--
Real Estate	57,966,561	57,966,561	--	--
Utilities	36,669,130	36,669,130	--	--
Corporate Bonds	1,996,800	--	1,996,800	--
Money Market Funds	7,492,925	7,492,925	--	--
Total Investments in Securities:	$436,678,794	$434,681,994	$1,996,800	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $369,308,345. Net unrealized appreciation aggregated $67,370,449, of which $74,840,340 related to appreciated investment securities and $7,469,891 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 26, 2017